SCHEDULE OF INTANGIBLE ASSETS, NET (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Software	$ 209,773	$ 206,768
Land use right	2,119,983	2,089,611
Total	2,329,756	2,296,379
Less: accumulated amortization	(581,001)	(515,523)
Intangible assets, net	$ 1,748,755	$ 1,780,856